Loans and borrowings - Summary of loans and borrowings (Details) ₽ in Thousands			1 Months Ended		12 Months Ended
	Mar. 13, 2019 RUB (₽)	Oct. 05, 2017 RUB (₽)	Dec. 31, 2020 RUB (₽)	Aug. 31, 2020 RUB (₽)	Dec. 31, 2020 RUB (₽)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 RUB (₽)	Dec. 31, 2018 RUB (₽)	[1]	Dec. 25, 2020	Dec. 31, 2016	May 31, 2016 RUB (₽)
Long-term loans and borrowings:
Total			₽ 7,791,326		₽ 7,791,326		₽ 4,064,501
Current loans and borrowings:
Total			₽ 485,100		485,100		1,064,554
Additional disclosures for loans and borrowings
Proceeds from loan used to fund dividend payment to shareholders		₽ 2,000,000				$ 25,000,000	1,800,520
Repayment of borrowings					₽ 5,397,895		1,325,000	₽ 690,000
HeadHunter | Mail.Ru Group Limited
Additional disclosures for loans and borrowings
Percentage of interests acquired											100.00%	100.00%
Zarplata
Additional disclosures for loans and borrowings
Percentage of interests acquired			100.00%		100.00%					100.00%
Bank loan facility
Additional disclosures for loans and borrowings
Maximum borrowing capacity		₽ 7,000,000										₽ 5,000,000
Bank loan
Long-term loans and borrowings:
Total			₽ 3,831,270		₽ 3,831,270		4,064,501
Current loans and borrowings:
Current portion			471,027		471,027		₽ 1,064,554
Additional disclosures for loans and borrowings
Borrowings												₽ 5,000,000
Additional borrowing capacity				₽ 1,000,000
Gain on loan modification				₽ 5,617
Interest rate basis						Central Bank of Russia Key Rate	Central Bank of Russia Key Rate
Interest rate spread							2.00%
Non-convertible bonds
Long-term loans and borrowings:
Total			3,960,056		3,960,056
Current loans and borrowings:
Loan interest			12,584		12,584
Additional disclosures for loans and borrowings
Nominal value			4,000,000		₽ 4,000,000
Transaction costs			₽ 40,000
Stated interest rate			6.45%		6.45%
Coupon payment period			91 days
Other loans
Current loans and borrowings:
Loan principal			₽ 1,478		₽ 1,478
Loan interest			₽ 11		₽ 11
Additional disclosures for loans and borrowings
Repayment of borrowings	₽ 270,000

[1]	The Group has initially applied IFRS 16 at January 1, 2019, using the modified retrospective approach. Under the approach, comparative information is not restated. See Note 4.